STOCK COMPENSATION PLANS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Number of Shares
Balances as of August 31	28,350,000	4,550,000	0
Granted	15,864,031	23,800,000	4,550,000
Exercised	0	0	0
Forfeited	0	0	0
Balances	44,214,031	28,350,000	4,550,000
Weighted- Average Exercise Price
Balances as of August 31	$ 1.86	$ 1.32	$ 0
Granted	1.99	1.97	1.32
Exercised	0	0	0
Forfeited	0	0	0
Balances	$ 1.91	$ 1.86	$ 1.32
Fair Value on Grant Date
Balances as of August 31	$ 35,864,990	$ 2,550,380	$ 0
Granted	32,996,834	33,314,610	2,550,380
Exercised	0	0	0
Forfeited	0	0	0
Balances	68,861,824	35,864,990	2,550,380
Intrinsic Value
Balances as of August 31	7,940,500	(1,919,000)	6,021,500
Granted	2,085,621	0
Exercised	0	0	0
Forfeited	0	0
Balances	$ 10,026,121	$ 7,940,500	$ (1,919,000)